REDEEMABLE NON-CONTROLLING INTERESTS - Capital Injection (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
REDEEMABLE NON-CONTROLLING INTERESTS
Proceeds from capital injection		¥ 1,500,000	$ 205,499
Zhejiang Jinko
REDEEMABLE NON-CONTROLLING INTERESTS
Proceeds from capital injection	¥ 1,500,000
Third party investors holding percentage	24.29%
Percentage of ownership		44.50%	44.50%
Zhejiang Jinko | Jiangxi Jinko [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Percentage of ownership	75.71%